2. Acquisitions / Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
2. Acquisition / Business Combinations

The Company accounts for business combinations under the acquisition method and allocates the total purchase price for acquired businesses to the tangible and identified intangible assets acquired and liabilities assumed, based on their estimated fair values. When a business combination includes the exchange of the Company’s Common Stock, the value of the Common Stock is determined using the closing market price as of the date such shares were tendered to the selling parties. The fair values assigned to tangible and identified intangible assets acquired and liabilities assumed are based on management or third party estimates and assumptions that utilize established valuation techniques appropriate for the Company’s industry and each acquired business. Goodwill is recorded as the excess, if any, of the aggregate fair value of consideration exchanged for an acquired business over the fair value (measured as of the acquisition date) of total net tangible and identified intangible assets acquired. A liability for contingent consideration, if applicable, is recorded at fair value as of the acquisition date. In determining the fair value of such contingent consideration, management estimates the amount to be paid based on probable outcomes and expectations of the financial performance of the related acquired business. The fair value of contingent consideration is reassessed quarterly, with any change in the estimated value charged to operations in the period of the change. Increases or decreases in the fair value of the contingent consideration obligations can result from changes in actual or estimated revenue streams, discount periods, discount rates and probabilities that contingencies will be met.

During the six months ended June 30, 2014, the Company entered into three acquisitions, which are detailed below.  All of the acquisitions were conducted in an effort to expand the Company’s distributor network, enhance and expand its product portfolio, diversify its product mix or expand the coffee business.  As such, the major purpose for all of the business combinations was to increase revenue and profitability.  The acquisitions were structured as asset purchases which resulted in the recognition of certain intangible assets.

We have accounted for all of our business combinations using the acquisition method of accounting, whereby the total purchase price was allocated to the acquired identifiable net assets based on assessments of their respective fair values, and the excess of the purchase price over the fair values of these identifiable net assets was allocated to goodwill, if any.

Good Herbs, Inc.

On April 28, 2014, the Company acquired certain assets and assumed certain liabilities of Good Herbs, Inc., (“Good Herbs”) a traditional natural herbal supplements company, whose primary sales channel has been targeted toward certified natural health professionals. As a result of this business combination, the Company’s distributors and customers will have access to Good Herbs’ unique line of products and Good Herbs’ distributors and clients will gain access to products offered by the Company. The purchase price consisted of a maximum purchase price of $1,900,000, of which approximately $120,000 was related to assumed liabilities. The Company has agreed to pay Good Herbs’ a monthly payment equal to five (5%) of all gross sales revenue generated by the Good Herbs’ distributor organization, regardless of products being sold within the Good Herbs’ distributor organization provided, however, for the first six (6) months effective May 12, 2014 Good Herbs’ will receive a minimum guaranteed payment of $20,000 per month which will be applied to the maximum purchase price. In addition, the Company agrees to pay Good Herbs’ five (5%) of Good Herbs’ product sales generated outside the Good Herbs’ distributor organization. Payments will be made monthly until the earlier of the date that is ten (10) years from the closing or until such time the Company has paid aggregate cash payments equal to $1,900,000, however if the aggregate gross sales revenue generated by the Good Herbs’ distributor organization, regardless of the products being sold, received by the Company for the fifteen (15) months period following the Closing Date does not equal or exceed $1,900,000, then the maximum aggregate purchase price shall be reduced by the difference between $1,900,000 and the fifteen month revenue; provided, however, that in no event shall the maximum aggregate purchase price be reduced below $1,000,000. The contingent consideration’s estimated fair value at the date of acquisition was $800,000, as determined by management using a discounted cash flow methodology. The acquisition related costs, such as legal costs and other professional fees were minimal and expensed as incurred.

The assets acquired and liabilities assumed were recorded at estimated fair values as of the date of the acquisition. The fair values of the acquired assets have not been finalized pending further information that may impact the valuation of certain assets or liabilities. The preliminary purchase price allocation for Good Herbs’ (in thousands) is as follows:

Trademarks and trade name	$200
Customer-related intangible	200
Distributor organization	520
Accrued expenses	(120)
Total purchase price	$800

The preliminary fair value of intangible assets acquired was determined through the use of a discounted cash flow methodology. The trademarks and trade name, customer-related intangible and distributor organization intangible are being amortized over their estimated useful life of (10) ten years using the straight-line method which is believed to approximate the time-line within which the economic benefit of the underlying intangible asset will be realized.

The Company will be finalizing the valuation within the next twelve (12) months.

The Company did not recognize any product revenue for Good Herbs’ during the three and six months ended June 30, 2014. The Company anticipates selling Good Herbs’ products during the Company’s third quarter of fiscal 2014.

The Company’s business combination related to Good Herbs did not have a material impact on the Company’s unaudited condensed consolidated financial statements as of June 30, 2014, and therefore pro forma disclosures have not been presented.

Beyond Organic, LLC

On May 1, 2014, the Company acquired certain assets and assumed certain liabilities of Beyond Organic, LLC, (“Beyond Organic”) a vertically integrated organic food and beverage company. The purchase price consisted of a maximum purchase price of $6,200,000, of which approximately $200,000 was related to assumed liabilities. The Company has agreed to pay Beyond Organic a monthly payment equal to ten (10%) of all gross sales revenue generated by the Beyond Organic distributor organization, regardless of products being sold within the Beyond Organic distributor organization provided, however, for the first ten (10) months effective May 12, 2014 Beyond Organic will receive a minimum guaranteed payment of $92,500 per month which will be applied to the maximum purchase price. In addition, the Company agreed to pay Beyond Organic five (5%) of Beyond Organic product sales generated outside the Beyond Organic distributor organization. Payments will be made monthly until the earlier of the date that is seven (7) years from the closing or until such time the Company has paid aggregate cash payments equal to $6,000,000. The contingent consideration’s estimated fair value at the date of acquisition was $3,100,000, as determined by management using a discounted cash flow methodology. The acquisition related costs, such as legal costs and other professional fees were minimal and expensed as incurred.

The assets acquired and liabilities assumed were recorded at their estimated fair values as of the date of the acquisition. The fair values of the acquired assets have not been finalized pending further information that may impact the valuation of certain assets or liabilities. The preliminary purchase price allocation for Beyond Organic (in thousands) is as follows:

Goodwill	$300
Trademarks and trade name	300
Customer-related intangible	1,300
Distributor organization	1,400
Accrued expenses	(200)
Total purchase price	$3,100

The preliminary fair value of intangible assets acquired was determined through the use of a discounted cash flow methodology. The trademarks and trade name, customer-related intangible and distributor organization intangible are being amortized over their estimated useful life of (10) ten years using the straight-line method which is believed to approximate the time-line within which the economic benefit of the underlying intangible asset will be realized.

Goodwill of $300,000 was recognized as the excess purchase price over the acquisition-date fair value of net assets acquired. Goodwill is estimated to represent the synergistic values expected to be realized from the combination of the two businesses. The goodwill is expected to be deductible for tax purposes.

The Company will be finalizing the valuation within the next twelve (12) months.

Revenue included in the consolidated statement of operations for the three and six months ended June 30, 2014 was approximately $332,000.

The Company’s business combination related to Beyond Organic did not have a material impact on the Company’s unaudited condensed consolidated financial statements as of June 30, 2014, and therefore pro forma disclosures have not been presented.

Siles Plantation Family Group SA (Sociedad Anonima), Nicaragua coffee plantations and dry-processing plant.

On May 13, 2014, the Company, through its wholly-owned subsidiary CLR Roasters, LLC (“CLR”), completed the acquisition of the Siles Plantation Family Group SA (“Siles Plantation”), a Nicaraguan entity. The remaining interest of 2% in Siles Plantation belongs to Marisol Siles, a Nicaraguan national, and Ernesto Aguila, President of CLR, of which each own 1% of the remaining shares of Siles Plantation.  Mr. Aguila has assigned his interest to the benefit of CLR. The results of Siles Plantation are included in the consolidated financial statements of the Company from the date of acquisition. The transaction is being accounted for as a business combination.

The Siles Plantation will be operated and managed by a Nicaraguan plantation group Hernandez, Hernandez Export Co., LTD (“H&H”). As an inducement to harvest the plantations and operate the dry-processing plant profitably, CLR and H&H entered into an Operating and Profit Sharing Agreement “(Agreement”).  In accordance with the Agreement, H&H will share equally (50%) in all profits and losses generated by the Siles Plantation, and profits from any subsequent sale of the plantation, after profits are first distributed to CLR equal to the amount of CLR’s cash contributions for the acquisitions, then after profits are distributed to H&H in an amount equal to their cash contributions, and after certain other conditions are met.

Concurrent with the acquisition of the Siles Plantation, the Siles Plantation acquired the assets of a dry-processing plant “La Pita”, a coffee plantation “El Paraiso” and has an option to purchase a second coffee plantation “El Paraisito” as follows:

1)   “La Pita”, a dry-processing plant sitting on approximately 18 acres of land is located in Matagalpa, Nicaragua.  The property includes buildings, structures, machinery & equipment and furnishings & fixtures. The total purchase price was $1,904,840, of which CLR paid $1,050,000 and H&H paid $854,840. The preliminary purchase price allocation for La Pita (in thousands) is as follows:

Buildings and structures	$832
Machinery and equipment	417
Customer relationships, intangible	367
Land	289
Total purchase price	$1,905

2)   “EL Paraiso”, a coffee plantation located in Matagalpa, Nicaragua, consisting of approximately 450 acres of land and hundreds of thousands of coffee plants of various ages. The total purchase price was $1,400,000, of which CLR paid $1,050,000 and H&H paid $350,000. The purchase price allocation for El Paraiso (in thousands) is as follows:

Land	$1,400
Total purchase price	$1,400

 3)   Additionally, the Siles Plantation has the option to purchase “El Paraisito”, an approximate 450 acre plantation located adjacent to El Paraiso.  The Company is currently in the process of completing final settlement of the purchase agreement. CLR has a deposit towards this purchase of $200,000, which is recorded in prepaid expenses and other current assets on the Company’s consolidated balance sheet.

In connection with the acquisitions of the Siles Plantation, La Pita, and El Paraiso, the Company recognized a contingent liability of approximately $1,600,000,  which is payable after certain working capital conditions are met and after CLR’s cash contributions for the acquisitions are fully paid.  This liability is included in the contingent acquisition debt balance as of June 30, 2014.

   As of the date of this Quarterly Report on Form 10-Q, the Company is still finalizing the allocation of the purchase price. Changes to the preliminary purchase price allocation are expected to occur, and may be significant, upon completion of the acquisition valuation.  The Company will be finalizing the valuation within the next twelve (12) months.

    Siles Family Plantation is a newly formed entity and does not have current or historical financial statements, therefore pro forma disclosures have not been presented.

During 2013 and 2012, the Company entered into a number of business and asset acquisitions, which are detailed below.  All of the acquisitions were conducted in an effort to expand the Company’s distributor network, enhance and expand its product portfolio, and diversify its product mix.  As such, the major purpose for all of the business combinations was to increase revenue and profitability.  In most cases, the acquisitions were structured as asset purchases which resulted in the recognition of certain intangible assets.

    We have accounted for all of our business combinations using the acquisition method of accounting, whereby the total purchase price was allocated to the acquired identifiable net assets based on assessments of their respective fair values, and the excess of the purchase price over the fair values of these identifiable net assets was allocated to goodwill.

Biometics

In November 2013, the Company acquired certain assets and assumed certain liabilities of Biometics International, Inc., a California corporation (“Biometics”). Biometics is an innovator in advanced liquid nutritional supplements. The transaction was accounted for as a business combination. The purchase price consisted of a maximum of $1,600,000, of which $200,000 was related to assumed liabilities and the remaining $1,400,000 is payable in cash based on the lesser of $22,500 or 15% of gross sales revenue generated by Biometics distributor organization, plus 5% of Biometics product sales generated outside the Biometics distributor organization. Payments will be made monthly until the earlier of the date that is five years from the closing or until such time the Company has paid aggregate cash payments equal to $1,400,000, however, in no event shall the aggregate purchase price be less than $1,000,000. The contingent consideration’s estimated fair value at the date of acquisition was $1,000,000, as determined by management using a discounted cash flow methodology. The acquisition related costs, such as legal costs and other professional fees were minimal and expensed as incurred.

The assets acquired and liabilities assumed were recorded at estimated fair values as of the date of the acquisition. The fair values of the acquired assets have not been finalized pending further information that may impact the valuation of certain assets or liabilities. The preliminary purchase price allocation for Biometics (in thousands) is as follows:

Inventory	$8
Trademarks and trade name	350
Customer-related intangible	242
Distributor organization	600
Accrued expenses	(200)

Total purchase price	$1,000

The preliminary fair value of intangible assets acquired was determined through the use of a discounted cash flow methodology. The trademarks and trade name, customer-related intangible and distributor organization intangible are being amortized over their estimated useful life of ten years using the straight-line method which is believed to approximate the time-line within which the economic benefit of the underlying intangible asset will be realized. The Company will be finalizing the valuation in 2014. Revenue included in the consolidated statement of operations for the year ended December 31, 2013 was approximately $152,000.

Go Foods

In October 2013, the Company acquired certain assets and assumed certain liabilities of Go Foods Global, LLC, a Utah limited liability corporation (“GoFoods”). GoFoods is a unique direct seller of healthy and nutritious extended shelf-life food products. The transaction was accounted for as a business combination. The purchase price consisted of a maximum of $2,000,000, subject to adjustment as follows: If the aggregate revenue for the twelve months beginning with the closing date is less than $2,400,000, then the aggregate purchase price shall be reduced by the difference between $2,400,000 and the twelve month revenue, provided, however, that in no event shall the maximum aggregate purchase price be reduced below $1,450,000.

The purchase price is payable in cash based on 5% of gross sales revenue generated by GoFoods distributor organization, plus 5% of GoFoods product sales generated outside the GoFoods distributor organization. Payments will be made monthly until the total applicable purchase price is paid. The contingent consideration’s estimated fair value at the date of acquisition was approximately $650,000, as determined by management using a discounted cash flow methodology. The acquisition related costs, such as legal costs and other professional fees were minimal and expensed as incurred.

The assets acquired and liabilities assumed were recorded at estimated fair values as of the date of the acquisition. The fair values of the acquired assets have not been finalized pending further information that may impact the valuation of certain assets or liabilities. The preliminary purchase price allocation for GoFoods (in thousands) is as follows:

Cash	$75
Inventory	143
Trademarks and trade name	350
Customer-related intangible	91
Distributor organization	300
Accounts payable	(258)
Accrued expenses	(51)

Total purchase price	$650

The preliminary fair value of intangible assets acquired was determined through the use of a discounted cash flow methodology. The trademarks and trade name, customer-related intangible and distributor organization intangible are being amortized over their estimated useful life of ten years using the straight-line method which is believed to approximate the time-line within which the economic benefit of the underlying intangible asset will be realized. The Company will be finalizing the valuation in 2014. Revenue included in the consolidated statement of operations for the year ended December 31, 2013 was approximately $449,000.

Heritage Makers

In August, 2013, the Company acquired certain assets and assumed certain liabilities of Heritage Makers, Inc., a direct sales personal publishing company based in Provo, Utah. The transaction was accounted for as a business combination. The purchase price consisted of $500,000 paid at closing, plus an amount equal to 4% of gross sales revenue generated by Heritage Makers’ distributor organization until such time a maximum of $700,000 of 4% payments are made by the Company. As a result of this acquisition, Youngevity distributors and customers will have access to Heritage Makers’ web-based publishing software, which allows consumers to personally design photo books, cards, calendars, posters and other printed products and Heritage Makers customers will gain access to all products offered by Youngevity.

The Company has estimated fair value (in thousands) at the date of acquisition of the acquired tangible and intangible assets and liabilities as follows:

Cash paid	$500
Estimated fair value of earn-out	500
Aggregate purchase price	$1,000

Purchase price allocation:
Cash	$478
Accounts Receivable	20
Inventory	92
Prepaid expenses and other current assets	147
Property, plant and equipment	26
Trademarks and trade name	400
Customer-related intangible	300
Distribution network	700
Internally developed software	700
Goodwill	869
Accounts payable	(56)
Accrued expenses	(249)
Deferred revenues	(2,427)

The estimated fair value of intangible assets acquired in the amount of $2,100,000 was determined through the use of a third party valuation firm using various income and cost approach methodologies. Specifically, the intangibles identified in the acquisition were trademarks and trade name, customer-related intangible, distributor network and internally developed software. The trademarks and trade name, customer-related intangible and distribution network are being amortized over their estimated useful life of ten years and internally developed software is being amortized over its estimated useful life of seven years. The straight-line method is being used and is believed to approximate the time-line with which the economic benefit of the underlying intangible asset will be realized.

Goodwill of $869,000 was recognized in the direct selling segment as the excess purchase price over the acquisition-date fair value of net assets acquired. Goodwill is estimated to represent the synergistic values expected to be realized from the combination of the two businesses. The goodwill is expected to be deductible for tax purposes.

The estimated fair value of the earn-out of $500,000 was recorded as contingent acquisition debt in the consolidated balance sheets. The corresponding balance as of December 31, 2013 was $456,000.

The costs related to the acquisition of Heritage Makers totaled approximately $46,000, which included legal and valuation fees.

Revenue included in the consolidated statement of operations for the year ended December 31, 2013 was approximately $2,275,000.

  Livinity

In July 2012, the Company acquired certain assets of Livinity, Inc., a Kansas corporation (“Livinity”). Livinity developed and distributed nutritional supplements through its distributorship organization of independent authorized agents.  The contingent consideration to be paid in cash by the Company is based on a percentage of sales by the seller’s distributor organization of which the Company has estimated the fair value at the date of acquisition to be approximately $641,000, as determined by management using a discounted cash flow methodology.

The assets acquired were recorded at estimated fair values as of the date of the acquisition. The purchase price allocation for Livinity (in thousands) was as follows:

Intangible assets - Distributor organization	$555
Intangible assets – Trademarks	86

Total purchase price	$641

The fair value of intangible assets acquired was determined through the use of a discounted cash flow methodology. The intangibles identified in the acquisition were trademarks and the distributor organization. The intangible assets are being amortized on a straight-line basis over their estimated useful life of seven and ten years for the distributor organization and trademarks, respectively.

The Company revalued the contingent acquisition debt in 2013 and recorded a $273,000 reduction in contingent acquisition debt to general and administrative expense due to the lower than forecasted revenues. In 2012 the Company recorded a $370,000 increase in contingent debt to general and administrative expense. Revenue included in the consolidated statement of operations for the years ended December 31, 2013 and 2012 was approximately $2,091,000 and $871,000, respectively

True2Life

In March 2012, the Company acquired certain assets of GLIE, LLC, a California limited liability corporation conducting the majority of its business under the trade name True2Life.  True2Life was a developer and distributor of nutritional supplements, including vitamin and mineral supplements. The contingent consideration to be paid in cash by the Company is based on a percentage of revenue derived from sales through the True2Life distributor organization and sales of the True2Life products over a 7 year period. The Company has estimated the fair value at the date of acquisition to be approximately $227,000, as determined by management using a discounted cash flow methodology.

The assets acquired were recorded at estimated fair values as of the date of the acquisition. The purchase price allocation for True2Life (in thousands) was as follows:

Intangible assets - Distributor organization	$200
Intangible assets – Trademarks	27

Total purchase price	$227

                 The fair value of intangible assets acquired was determined through the use of a discounted cash flow methodology. The intangible assets are being amortized on a straight line basis over their estimated useful life of seven and ten years for the distributor organization and trademarks, respectively.

During the fourth quarter of 2012 the Company revalued the contingent acquisition debt for True2Life due to higher than forecasted revenues, recording $656,000 as an increase to contingent acquisition debt and general and administrative expense. The Company revalued the contingent debt in 2013 and recorded an additional $265,000 in contingent acquisition debt to general and administrative expense due to the higher than forecasted revenues. Revenue included in the consolidated statement of operations for the years ended December 31, 2013 and 2012 was approximately $2,542,000 and $448,000, respectively.

R-Garden

During September 2012, the Company entered into an agreement that modified the terms of its July 2011 business combination agreement with the sellers of R-Garden, transferring back the ownership of the intangible assets and trademarks previously acquired to R-Garden, in exchange for forgiveness of the related contingent consideration.  The Company became a reseller authorized to sell certain R-Garden products.  The Company has no further payment obligation to R-Garden.  The Company recorded a loss on the disposition of assets of approximately $54,000 for the year ended December 31, 2012, which is reported in general and administrative expense.

During 2013, the Company acquired 2400 Boswell, LLC, the owner and lessor of the building occupied by the Company in Chula Vista, California (See Note 5).

Pro-Forma Information

The following table presents the approximate pro-forma effect assuming the business combinations discussed above had occurred at the beginning of the Company’s fiscal year for each respective year and includes pro-forma adjustments for revenue, intangible amortization, property and equipment depreciation and interest expense, as applicable (in thousands).  The pro-forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place at the beginning of each fiscal period or of results that may occur in the future. Pro-Forma numbers for Biometics and GoFoods are not in the table below as the information was not available.

	Years ended December 31,
	2013	2012
Revenues	$88,596	$82,293
Income (loss) before income taxes	$2,532	$(450)